Vista Outdoor Inc. - 10-Q Operating Segment Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table contains information used to evaluate our operating segments for the periods presented below:

	Three months ended June 30, 2024
	The Kinetic Group	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$370,437	$89,509	$127,262	$56,973	$644,181	$—	$644,181
Gross profit	129,767	21,733	34,914	24,743	211,157	—	211,157

Operating income	$104,396	$(2,876)	$(6,200)	$7,527	$102,847	$(21,819)	$81,028
Other expense, net							(77)
Interest expense, net							(9,421)
Income before income taxes							$71,530

Depreciation and amortization	$6,727	$5,339	$8,615	$2,677	$23,358	$334	$23,692

	Three months ended June 25, 2023
	The Kinetic Group	(b) Revelyst Outdoor Performance	(b) Revelyst Adventure Sports	(b) Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$376,593	$106,549	$144,359	$65,832	$693,333	$—	$693,333
Gross profit	131,903	25,826	42,684	26,344	226,757	—	226,757

Operating income	$108,464	$(1,487)	$(1,827)	$9,838	$114,988	$(22,802)	$92,186
Other (expense) income, net							(541)
Interest expense, net							(16,218)
Income before income taxes							$75,427

Depreciation and amortization	$6,399	$5,854	$9,136	$2,588	$23,977	$950	$24,927
(a) includes corporate general and administrative expenses of $35,074 and $18,358 for the three months ended June 30, 2024 and June 25, 2023, respectively, plus other non-recurring costs that are not allocated to the segments in order to present comparable results as presented to the CODMs. Reconciling items during the three months ended June 30, 2024 included the gain on divestiture of the RCBS business of $(19,659), fixed asset impairment of $6,336 and post-acquisition compensation expense of $68 allocated from the segments. Reconciling items during the three months ended June 25, 2023 included post-acquisition compensation expense of $4,332 and contingent consideration fair value adjustment of $112.
(b) During the fourth quarter of fiscal year 2024, we modified our reportable segments. Accordingly, prior comparative periods have been restated to conform to the change.

The following table contains information used to evaluate our operating segments for the periods presented below:

	Fiscal year ended March 31, 2024
	The Kinetic Group	Revelyst Outdoor Performance	Revelyst Adventure Sports	Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$1,452,627	$450,064	$607,518	$235,854	$2,746,063	$—	$2,746,063
Gross profit	485,763	107,511	161,674	104,037	858,985	—	858,985

Operating income	$389,960	$(2,590)	$(7,864)	$39,061	$418,567	$(368,114)	$50,453
Other (expense) income, net							(1,988)
Interest expense, net							(62,949)
Income (loss) before income taxes							$(14,484)

Capital expenditures	$12,192	$3,024	$8,831	$1,267	$25,314	$1,998	$27,312
Depreciation and amortization	25,813	22,844	36,513	10,320	95,490	3,801	99,291

	Fiscal year ended March 31, 2023
	The Kinetic Group	(b) Revelyst Outdoor Performance	(b) Revelyst Adventure Sports	(b) Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$1,757,932	$460,800	$625,250	$235,825	$3,079,807	$—	$3,079,807
Gross profit	653,516	105,446	168,878	112,590	1,040,430	(9,533)	1,030,897

Operating income	$552,232	$(825)	$7,305	$55,943	$614,655	$(506,800)	$107,855
Other (expense) income, net							2,124
Interest expense, net							(59,317)
Income (loss) before income taxes							$50,662

Capital expenditures	$25,886	$4,054	$8,491	$662	$39,093	$2,407	$41,500
Depreciation and amortization	25,087	22,299	30,371	10,159	87,916	4,173	92,089

	Fiscal year ended March 31, 2022
	The Kinetic Group	(b) Revelyst Outdoor Performance	(b) Revelyst Adventure Sports	(b) Revelyst Precision Sports Technology	Reportable segment totals	Corporate and other reconciling items (a)	Total
Sales, net	$1,737,891	$564,144	$556,521	$186,065	$3,044,621	$—	$3,044,621
Gross profit	712,160	154,565	156,315	88,567	1,111,607	(2,375)	1,109,232

Operating income	$600,415	$58,531	$54,527	$51,436	$764,909	$(118,687)	$646,222
Other (expense) income, net							—
Interest expense, net							(25,264)
Income (loss) before income taxes							$620,958

Capital expenditures	$25,637	$5,699	$7,039	$152	$38,527	$3,907	$42,434
Depreciation and amortization	25,602	17,705	18,802	5,520	67,629	4,711	72,340
(a)includes corporate general and administrative expenses of $140,861, $126,185, and $107,325 for the fiscal years 2024, 2023, and 2022, respectively, plus other non-recurring costs that are not allocated to the segments in order to present comparable results as presented to the CODMs. Reconciling items in fiscal year 2024 included goodwill and intangibles impairment of $220,070, post-acquisition compensation expense of $1,328 allocated from the businesses acquired, and change in the estimated fair value of the contingent consideration payable of $5,855. Reconciling items in fiscal year 2023 included goodwill and intangibles impairment of $374,355, inventory fair value step-up expenses related to the Fox Racing and Simms Fishing acquisitions of $8,079, restructuring expense of $11,620, transition expense of $2,941, post-acquisition compensation expense of $11,130 allocated from the businesses acquired, and non-cash income for the change in the estimated fair value of the contingent consideration payable of $(27,510) related to acquisitions. Reconciling items in fiscal year 2022 included fair value step-up in inventory of $2,375, and post-acquisition compensation expense of $8,987 allocated from businesses acquired.
(b)During the fourth quarter of fiscal year 2024, we modified our reportable segments. Accordingly, prior comparative periods have been restated to conform to the change.